Stockholders' Equity (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended						0 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended										0 Months Ended			1 Months Ended					3 Months Ended		12 Months Ended				12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended
	Oct. 31, 2013	Apr. 30, 2013	Apr. 17, 2013	Sep. 17, 2012	May 23, 2013	Apr. 24, 2013	Jun. 29, 2012	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2013	Jun. 26, 2012	Jul. 31, 2013 contract	Jul. 26, 2012	Jul. 31, 2012	Oct. 31, 2013	Aug. 15, 2012	Aug. 14, 2012	Feb. 28, 2013 Investor Relations [Member]	Apr. 10, 2012 Investor Relations [Member]	Oct. 31, 2011 Investor Relations [Member]	Jul. 31, 2013 Investor Relations [Member]	Jul. 31, 2012 Investor Relations [Member]	Jul. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 15, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 14, 2011 Lincoln Park Capital Fund, LLC [Member]	Apr. 24, 2013 Warrant [Member]	Apr. 17, 2013 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Jul. 31, 2012 Warrant [Member]	Sep. 17, 2012 Bridge Loan Financing [Member]	Jul. 31, 2013 Bridge Loan Financing [Member]	Jul. 31, 2013 Deferred Compensation, Share-based Payments [Member]	Jul. 31, 2012 Deferred Compensation, Share-based Payments [Member]	Jul. 31, 2012 Share Offering Agreement [Member]	Jul. 31, 2013 Common Stock [Member]	Jul. 31, 2012 Common Stock [Member]	Jul. 31, 2013 Paid-in Capital [Member]	Jul. 31, 2012 Paid-in Capital [Member]	Jul. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member]	Jul. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member]	Oct. 16, 2013 Private Placement [Member]	Jul. 10, 2013 Private Placement [Member]	Apr. 24, 2013 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Aug. 31, 2013 Private Placement [Member]	Jun. 26, 2013 Private Placement [Member]	Apr. 24, 2013 Private Placement [Member]	Jul. 10, 2013 Private Placement [Member]	Apr. 30, 2014 Private Placement [Member]	Jan. 31, 2013 Private Placement [Member]	Jul. 31, 2013 Private Placement [Member]	Oct. 16, 2013 Private Placement [Member]	Apr. 17, 2013 Private Placement [Member]	Apr. 24, 2013 Private Placement [Member] Warrant [Member]	Jul. 31, 2013 Warrant Liability [Member]	Jul. 31, 2012 Warrant Liability [Member]	Apr. 30, 2014 Warrant Liability [Member] Bridge Loan Financing [Member]	Jul. 31, 2013 Maximum [Member]	Apr. 30, 2014 Bibicoff & McInnis [Member] Investor Relations [Member]	Apr. 30, 2014 Wulff Services Inc. [Member]	Apr. 13, 2013 Pillar Marketing Group, Inc. [Member]	Apr. 30, 2014 Pillar Marketing Group, Inc. [Member]	Apr. 30, 2014 Pillar Marketing Group, Inc. [Member]	Apr. 30, 2014 Gary D. Cohee [Member]	Apr. 30, 2014 Donna Singer [Member]	Apr. 30, 2014 Michael L. Krall [Member]	Apr. 30, 2014 Former Employee [Member]	Mar. 31, 2014 Former Employee [Member]	Apr. 30, 2014 Restricted Stock Units (RSUs) [Member]
Stockholders Equity Note [Line Items]
Shares issued	442,667																																			4,341,615	167,136					2,441,270		1,000,000	3,102,875	5,500,000				1,575,000	1,611,817
Share Price				$ 1.10												$ 0.75																													$ 0.70	$ 0.20							$ 0.75		$ 0.40
Gross proceeds from issuance of Private Placements, before issuance costs	$ 332,000			$ 4,776,000																																						$ 1,831,000		$ 400,000		$ 1,100,000				$ 1,545,000	$ 1,514,000
Transaction costs of stock issuance	8,000			549,000																																						49,000			285,000	43,000				47,000	13,000
Proceeds from Issuance of Private Placement	324,000																																									1,782,000			2,106,000	1,057,000				1,498,000	1,501,000
Service Agreement Period																			1 year																																											2 years
Common Stock,Issued				4,341,615				28,555,500		28,555,500			12,569,503		6,644,555				250,000						19,613																			1,000,000	218,938			1,000,000				183,333						100,662				250,000	300,000	300,000		300,000	850,000	15,000	20,000	1,145,000
Common Stock, Value, Issued								286,000		286,000			126,000		67,000				160,000																																											175,000	210,000	210,000		210,000	595,000	20,000	25,000
Expense related to services																																																															21,000	62,000	159,000
Restructuring Costs								0	0	2,754,000	0																																																							210,000	595,000
Onetime payment related to corporate finance and restructuring efforts																																																													75,000			150,000
Stock split, conversion ratio													0.125		0.125
Common stock, shares outstanding								28,555,500		28,555,500			12,569,503		6,644,555		7,200,000	57,800,000
Common stock, par value								$ 0.01		$ 0.01			$ 0.01		$ 0.01
Preferred stock, shares authorized								5,000,000		5,000,000			5,000,000		5,000,000
Preferred stock, par value								$ 0.01		$ 0.01			$ 0.01		$ 0.01
Preferred stock, shares issued								0		0			0		0
Preferred stock, shares oustanding													0		0
Common Stock,Authorized								100,000,000		100,000,000			100,000,000		100,000,000
Stock Available For Issuance Under Plan																																	127,059
Aggregate number of shares for public offering				4,341,615
Common stock at a price per share				$ 1.10																															$ 2.00									$ 0.40				$ 0.40				$ 0.30		$ 0.40
Gross proceeds from issuance of common stock													4,776,000																																			400,000
Transaction costs from issued common stock													549,000																																			16,000
Net proceeds from the sale of common stock										6,162,000	4,611,000		4,666,000		3,818,000																4,227,000																	384,000				4,227,000
Repayment of indebtedness																																1,333,000
Stock issued for services					150,000															20,000	18,750	250,000							100,000							400,000	38,750																							300,000	250,000				415,643
Stock issued for services, value					71,000								231,000		142,000					45,000	97,000	160,000							121,000							4,000	0	227,000	142,000	0	0																			210,000	175,000				376,000
Selling, general and administrative expense																																																												210,000
Warrants to purchase common stock shares							81,280																																									500,000	91,667
Warrant Term																																																3 years	3 years								4 years
Investment Warrants, Exercise Price							$ 3.52																																					$ 0.65				$ 0.65	$ 0.50							$ 3.608
Proceeds from Warrant Exercises			119,000			100,000				163,000	0																								500,000								13,000				13,000					55,000
Number of warrants to purchase common stock								250,000		250,000
Volatility			140.63%			140.75%	82.44%						134.80%		85.41%														154.07%	82.95%													146.89%				146.80%
Warrant, Interest Rate			0.44%			0.43%																							0.79%														0.73%				0.69%
Warrant, Dividend yield			0.00%			0.00%																							0.00%														0.00%				0.00%
Warrants Issued Per Day													100
Maximum Possible Number Of Warrants Issued On Incomplete Filing													18,000
Additional Warrants Shares Received													5,300
Aggregate Number Of Warrants Issued In Private Placement						100																																						500,000				500,000
Additional Number Of Warrants Issued In Private Placement		18,000				18,000			18,000		18,000
Dividend yield							0.00%						0.00%		0.00%															0.00%
Interest Rate							0.24%						0.85%		0.75%															0.85%
Aggregate Offering Price Of Common Stock, Authorized															7,000,000
Shares Sold By Arrangement With Third Party															167,136									718,463
Proceeds from Other Equity															949,000									1,719,000
Aggregate number of exercises										122,711																										0	0																					122,711
Amortization Of Capitalized Expense Shares Issued For Services													24,000		73,000
Purchase Agreement With Third Party																									2,500,000	7,500,000
Restricted Stock, Shares Issued, Third Party Agreement																										58,838
Fees Associated With The Third Party Offering															122,000																				128,000
Fair Value Associated With Third Party Offering															296,000
Common Stock, Shares, Issued To Investors															78,451
Deferred Offering Costs Expense Recognized															424,000
Unamortized Fair Value Of Shares Issued															241,000
Cash Fee Associated With Third Party Offering, Percentage Of Offering															6.00%
Common Stock Shares To Be Purchase By Third Party In Warrant															25,000
Warrant Exercise Price Calculation Percentage													110.00%
Fair Value Associated With Warrant							80,000								53,000
Stock Issued During Period, Shares, Issued for Cash							325,125																												250,000
Stock Issued During Period Expense Issued For Services																							45,000
Common Stock Warrants Issued To Lenders																																																									128,046
Warrant Exercise Price, Bridge Loan Warrants															$ 3.28
Value Of Common Stock Warrants Issued To Lenders And Placement Agent												51,000	286,000	297,000
Proceeds from (Payments for) Other Financing Activities							650,000
Common Stock Issued For Underwriting Services															625
Weighted average remaining contractual term													6 years 8 months 12 days																				5 years 10 months 24 days
Options exercisable, weighted-average exercise price													$ 12.07
Fair Value Of Warrants																											100,000	119,000
Volatility rate																											140.75%	140.63%
Risk-free interest rate										0.98%			0.97%		0.53%												0.43%	0.44%
Dividend yield										0.00%			0.00%		0.00%												0.00%	0.00%
Warrant expense		$23,000
Repayments of Debt																															$ 1,333,000
Options Exercisable Outstanding													307,665
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 0.69																					$ 4.11
Common Stock Warrants Issued To Placement Agent															4,374
Expected life													5 years 22 days		4 years																																												10 years